Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000017636 | Pennsylvania State8560795
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017636 | Wisconsin State, Public Finance Authority8560993
Holdings [Line Items]
Percent of Total Investments	0.60%
C000017636 | New Jersey State, Tobacco Settlement Financing8561307
Holdings [Line Items]
Percent of Total Investments	0.60%
C000017636 | Virginia State, Tobacco Settlement Financing8561310
Holdings [Line Items]
Percent of Total Investments	0.60%
C000017636 | Atlanta, Water & Wastewater Revenue Authority8562046
Holdings [Line Items]
Percent of Total Investments	0.50%
C000017636 | Pennsylvania State, Economic Development Financing Authority8560799
Holdings [Line Items]
Percent of Total Investments	0.50%
C000017636 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue8561963
Holdings [Line Items]
Percent of Total Investments	0.50%
C000017636 | Philadelphia, School District8560883
Holdings [Line Items]
Percent of Total Investments	0.50%
C000017636 | King County, Public Hospital District No. 18562869
Holdings [Line Items]
Percent of Total Investments	0.50%
C000017636 | Texas State, Municipal Gas Acquisition & Supply IV8561295
Holdings [Line Items]
Percent of Total Investments	0.50%
C000017636 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017636 | Public Facilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017636 | Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017636 | Board Bank Revenue
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017636 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017636 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017636 | Industrial Development
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017636 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017636 | Housing
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017636 | Power
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017636 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017636 | Water
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017636 | Airports
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000017636 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017636 | Education
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000017636 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017636 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000147417 | Pennsylvania State8560795
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147417 | Wisconsin State, Public Finance Authority8560993
Holdings [Line Items]
Percent of Total Investments	0.60%
C000147417 | New Jersey State, Tobacco Settlement Financing8561307
Holdings [Line Items]
Percent of Total Investments	0.60%
C000147417 | Virginia State, Tobacco Settlement Financing8561310
Holdings [Line Items]
Percent of Total Investments	0.60%
C000147417 | Atlanta, Water & Wastewater Revenue Authority8562046
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147417 | Pennsylvania State, Economic Development Financing Authority8560799
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147417 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue8561963
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147417 | Philadelphia, School District8560883
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147417 | King County, Public Hospital District No. 18562869
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147417 | Texas State, Municipal Gas Acquisition & Supply IV8561295
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147417 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147417 | Public Facilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147417 | Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147417 | Board Bank Revenue
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000147417 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147417 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147417 | Industrial Development
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000147417 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147417 | Housing
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000147417 | Power
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000147417 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000147417 | Water
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000147417 | Airports
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000147417 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000147417 | Education
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000147417 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000147417 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000017624 | Indiana State, Finance Authority8563068
Holdings [Line Items]
Percent of Total Investments	1.70%
C000017624 | Rockport, Pollution Control8563526
Holdings [Line Items]
Percent of Total Investments	1.20%
C000017624 | Lower Alabama, Gas District8563158
Holdings [Line Items]
Percent of Total Investments	1.20%
C000017624 | West Virginia State, Economic Development Authority8563747
Holdings [Line Items]
Percent of Total Investments	1.20%
C000017624 | Missouri State, Environmental Improvement & Energy Resources Authority8563267
Holdings [Line Items]
Percent of Total Investments	1.20%
C000017624 | Tulsa8563686
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017624 | Dallas City, Housing Finance Corporation, Multifamily Housing Revenue8563815
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017624 | Tennergy8563636
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017624 | Black Belt, Energy Gas District8562631
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017624 | Kentucky State, Public Energy Authority8563846
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017624 | Public Facilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017624 | Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017624 | Board Bank Revenue
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017624 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017624 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017624 | Industrial Development
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017624 | Housing
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000017624 | Power
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017624 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017624 | Water
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017624 | Airports
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017624 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017624 | Education
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017624 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000017624 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000147411 | Indiana State, Finance Authority8563068
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147411 | Rockport, Pollution Control8563526
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147411 | Lower Alabama, Gas District8563158
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147411 | West Virginia State, Economic Development Authority8563747
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147411 | Missouri State, Environmental Improvement & Energy Resources Authority8563267
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147411 | Tulsa8563686
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147411 | Dallas City, Housing Finance Corporation, Multifamily Housing Revenue8563815
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147411 | Tennergy8563636
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147411 | Black Belt, Energy Gas District8562631
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147411 | Kentucky State, Public Energy Authority8563846
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147411 | Public Facilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147411 | Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147411 | Board Bank Revenue
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147411 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000147411 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000147411 | Industrial Development
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000147411 | Housing
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000147411 | Power
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000147411 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000147411 | Water
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147411 | Airports
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147411 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000147411 | Education
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000147411 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000147411 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000017631 | California State8560110
Holdings [Line Items]
Percent of Total Investments	3.20%
C000017631 | Los Angeles Department of Water & Power8560288
Holdings [Line Items]
Percent of Total Investments	2.70%
C000017631 | California State8560106
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017631 | Los Angeles, Unified School District8560310
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017631 | California State8560121
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017631 | California State8560092
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017631 | California State, Community Choice Financing Authority8560077
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017631 | California State, Community Choice Financing Authority8560055
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017631 | Burbank-Glendale-Pasadena Airport Authority Brick Campaign8560074
Holdings [Line Items]
Percent of Total Investments	1.80%
C000017631 | California State, Statewide Communities Development Authority8560232
Holdings [Line Items]
Percent of Total Investments	1.70%
C000017631 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017631 | Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017631 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017631 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017631 | Industrial Development
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017631 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017631 | Housing
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017631 | Power
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017631 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017631 | Water
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017631 | Airports
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000017631 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000017631 | Education
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000017631 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000017631 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000147416 | California State8560110
Holdings [Line Items]
Percent of Total Investments	3.20%
C000147416 | Los Angeles Department of Water & Power8560288
Holdings [Line Items]
Percent of Total Investments	2.70%
C000147416 | California State8560106
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147416 | Los Angeles, Unified School District8560310
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147416 | California State8560121
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147416 | California State8560092
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147416 | California State, Community Choice Financing Authority8560077
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147416 | California State, Community Choice Financing Authority8560055
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147416 | Burbank-Glendale-Pasadena Airport Authority Brick Campaign8560074
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147416 | California State, Statewide Communities Development Authority8560232
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147416 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147416 | Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147416 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000147416 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147416 | Industrial Development
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147416 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147416 | Housing
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000147416 | Power
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000147416 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147416 | Water
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147416 | Airports
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000147416 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000147416 | Education
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000147416 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000147416 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000017627 | Massachusetts State, Development Finance Agency8562782
Holdings [Line Items]
Percent of Total Investments	5.50%
C000017627 | Massachusetts State8562662
Holdings [Line Items]
Percent of Total Investments	4.50%
C000017627 | Massachusetts Bay, Transportation Authority8562687
Holdings [Line Items]
Percent of Total Investments	2.80%
C000017627 | University of Massachusetts, Building Authority8562847
Holdings [Line Items]
Percent of Total Investments	2.60%
C000017627 | Boston8562632
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017627 | Massachusetts State8562679
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017627 | Massachusetts State, Development Finance Agency8562763
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017627 | Massachusetts State, Clean Water Trust8562693
Holdings [Line Items]
Percent of Total Investments	2.30%
C000017627 | Massachusetts State, Development Finance Agency8562778
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017627 | Massachusetts State, Development Finance Agency8562719
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017627 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017627 | Power
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017627 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017627 | Water
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017627 | Airports
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000017627 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000017627 | Education
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000017627 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000017627 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000147413 | Massachusetts State, Development Finance Agency8562782
Holdings [Line Items]
Percent of Total Investments	5.50%
C000147413 | Massachusetts State8562662
Holdings [Line Items]
Percent of Total Investments	4.50%
C000147413 | Massachusetts Bay, Transportation Authority8562687
Holdings [Line Items]
Percent of Total Investments	2.80%
C000147413 | University of Massachusetts, Building Authority8562847
Holdings [Line Items]
Percent of Total Investments	2.60%
C000147413 | Boston8562632
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147413 | Massachusetts State8562679
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147413 | Massachusetts State, Development Finance Agency8562763
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147413 | Massachusetts State, Clean Water Trust8562693
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147413 | Massachusetts State, Development Finance Agency8562778
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147413 | Massachusetts State, Development Finance Agency8562719
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147413 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147413 | Power
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147413 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000147413 | Water
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000147413 | Airports
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000147413 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000147413 | Education
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000147413 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000147413 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017630 | Tobacco Settlement Financing8560028
Holdings [Line Items]
Percent of Total Investments	3.20%
C000017630 | New Jersey State, Transportation Trust Fund Authority8559958
Holdings [Line Items]
Percent of Total Investments	2.90%
C000017630 | New Jersey State, Transportation Trust Fund Authority8559963
Holdings [Line Items]
Percent of Total Investments	2.70%
C000017630 | New Jersey State, Higher Education Student Assistance Authority8559896
Holdings [Line Items]
Percent of Total Investments	2.60%
C000017630 | New York & New Jersey, Port Authority8560004
Holdings [Line Items]
Percent of Total Investments	2.60%
C000017630 | New York & New Jersey, Port Authority8560008
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017630 | New Jersey State, Educational Facilities Authority8559878
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017630 | New Jersey State, Educational Facilities Authority8559891
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017630 | New Jersey State, Health Care Facilities Financing Authority8559944
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017630 | New Jersey State, COVID-19 Emergency Bonds8559852
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017630 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017630 | Industrial Development
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017630 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017630 | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017630 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000017630 | Water
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017630 | Airports
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017630 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000017630 | Education
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000017630 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017630 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000147415 | Tobacco Settlement Financing8560028
Holdings [Line Items]
Percent of Total Investments	3.20%
C000147415 | New Jersey State, Transportation Trust Fund Authority8559958
Holdings [Line Items]
Percent of Total Investments	2.90%
C000147415 | New Jersey State, Transportation Trust Fund Authority8559963
Holdings [Line Items]
Percent of Total Investments	2.70%
C000147415 | New Jersey State, Higher Education Student Assistance Authority8559896
Holdings [Line Items]
Percent of Total Investments	2.60%
C000147415 | New York & New Jersey, Port Authority8560004
Holdings [Line Items]
Percent of Total Investments	2.60%
C000147415 | New York & New Jersey, Port Authority8560008
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147415 | New Jersey State, Educational Facilities Authority8559878
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147415 | New Jersey State, Educational Facilities Authority8559891
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147415 | New Jersey State, Health Care Facilities Financing Authority8559944
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147415 | New Jersey State, COVID-19 Emergency Bonds8559852
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147415 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000147415 | Industrial Development
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147415 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000147415 | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147415 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000147415 | Water
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000147415 | Airports
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000147415 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000147415 | Education
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000147415 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000147415 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000017629 | New York & New Jersey, Port Authority8575974
Holdings [Line Items]
Percent of Total Investments	3.70%
C000017629 | Triborough Bridge & Tunnel Authority8575990
Holdings [Line Items]
Percent of Total Investments	3.20%
C000017629 | Triborough Bridge & Tunnel Authority8575997
Holdings [Line Items]
Percent of Total Investments	3.00%
C000017629 | New York State, Dormitory Authority8575922
Holdings [Line Items]
Percent of Total Investments	2.30%
C000017629 | New York City, Transitional Finance Authority8575859
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017629 | New York City, Transitional Finance Authority8575880
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017629 | New York State, Mortgage Agency8575946
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017629 | Suffolk, Tobacco Asset Securitization8575986
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017629 | Monroe County, Industrial Development Authority8575838
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017629 | New York State, Dormitory Authority8575913
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017629 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017629 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017629 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017629 | Industrial Development
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017629 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017629 | Housing
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017629 | Power
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017629 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017629 | Water
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017629 | Airports
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017629 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017629 | Education
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000017629 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017629 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000147414 | New York & New Jersey, Port Authority8575974
Holdings [Line Items]
Percent of Total Investments	3.70%
C000147414 | Triborough Bridge & Tunnel Authority8575990
Holdings [Line Items]
Percent of Total Investments	3.20%
C000147414 | Triborough Bridge & Tunnel Authority8575997
Holdings [Line Items]
Percent of Total Investments	3.00%
C000147414 | New York State, Dormitory Authority8575922
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147414 | New York City, Transitional Finance Authority8575859
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147414 | New York City, Transitional Finance Authority8575880
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147414 | New York State, Mortgage Agency8575946
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147414 | Suffolk, Tobacco Asset Securitization8575986
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147414 | Monroe County, Industrial Development Authority8575838
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147414 | New York State, Dormitory Authority8575913
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147414 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000147414 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000147414 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000147414 | Industrial Development
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000147414 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147414 | Housing
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000147414 | Power
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147414 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000147414 | Water
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147414 | Airports
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000147414 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000147414 | Education
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000147414 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000147414 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000017626 | Philadelphia, Industrial Development Authority8562347
Holdings [Line Items]
Percent of Total Investments	3.70%
C000017626 | Pennsylvania State8562210
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017626 | Pennsylvania State, Higher Education Assistance Agency8562204
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017626 | Philadelphia, Water & Wastewater Revenue Authority8562387
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017626 | Pennsylvania State8562215
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017626 | Adams County, General Authority8562093
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017626 | Pennsylvania State8562217
Holdings [Line Items]
Percent of Total Investments	1.80%
C000017626 | Commonwealth Financing Authority8562127
Holdings [Line Items]
Percent of Total Investments	1.80%
C000017626 | Allegheny County, Hospital Development Authority8562101
Holdings [Line Items]
Percent of Total Investments	1.80%
C000017626 | Philadelphia, Water & Wastewater Revenue Authority8562390
Holdings [Line Items]
Percent of Total Investments	1.70%
C000017626 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017626 | Public Facilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017626 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017626 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017626 | Industrial Development
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017626 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017626 | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017626 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000017626 | Water
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017626 | Airports
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017626 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000017626 | Education
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000017626 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000017626 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000147412 | Philadelphia, Industrial Development Authority8562347
Holdings [Line Items]
Percent of Total Investments	3.70%
C000147412 | Pennsylvania State8562210
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147412 | Pennsylvania State, Higher Education Assistance Agency8562204
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147412 | Philadelphia, Water & Wastewater Revenue Authority8562387
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147412 | Pennsylvania State8562215
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147412 | Adams County, General Authority8562093
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147412 | Pennsylvania State8562217
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147412 | Commonwealth Financing Authority8562127
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147412 | Allegheny County, Hospital Development Authority8562101
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147412 | Philadelphia, Water & Wastewater Revenue Authority8562390
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147412 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147412 | Public Facilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147412 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000147412 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000147412 | Industrial Development
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000147412 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147412 | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147412 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000147412 | Water
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000147412 | Airports
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000147412 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000147412 | Education
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000147412 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000147412 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000047166 | Puerto Rico8564112
Holdings [Line Items]
Percent of Total Investments	1.30%
C000047166 | Texas State, Water Development Board8564022
Holdings [Line Items]
Percent of Total Investments	1.20%
C000047166 | Puerto Rico, GDB Debt Recovery Authority8564099
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047166 | Affordable Housing Opportunities Trust8564102
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047166 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue8563211
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047166 | Puerto Rico, Electric Power Authority8564101
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047166 | M-S-R, Energy Authority8563658
Holdings [Line Items]
Percent of Total Investments	0.80%
C000047166 | West Virginia State, Tobacco Settlement, Finance Authority8564032
Holdings [Line Items]
Percent of Total Investments	0.80%
C000047166 | Australia & New Zealand Banking Group8564331
Holdings [Line Items]
Percent of Total Investments	0.80%
C000047166 | Rhode Island State, Tobacco Settlement Financing Authority8564038
Holdings [Line Items]
Percent of Total Investments	0.80%
C000047166 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047166 | Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000047166 | Board Bank Revenue
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047166 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047166 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000047166 | Industrial Development
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000047166 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000047166 | Housing
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000047166 | Power
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000047166 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000047166 | Water
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047166 | Airports
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047166 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047166 | Education
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000047166 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000047166 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000047166 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000047166 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047166 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047166 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000147418 | Puerto Rico8564112
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147418 | Texas State, Water Development Board8564022
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147418 | Puerto Rico, GDB Debt Recovery Authority8564099
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147418 | Affordable Housing Opportunities Trust8564102
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147418 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue8563211
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147418 | Puerto Rico, Electric Power Authority8564101
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147418 | M-S-R, Energy Authority8563658
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147418 | West Virginia State, Tobacco Settlement, Finance Authority8564032
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147418 | Australia & New Zealand Banking Group8564331
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147418 | Rhode Island State, Tobacco Settlement Financing Authority8564038
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147418 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147418 | Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147418 | Board Bank Revenue
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147418 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147418 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000147418 | Industrial Development
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000147418 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000147418 | Housing
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000147418 | Power
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147418 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147418 | Water
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147418 | Airports
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147418 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147418 | Education
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000147418 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000147418 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000147418 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000147418 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147418 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147418 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.80%